Cash and cash equivalents and marketable securities (Details 1) - BRL (R$) R$ in Thousands		Jun. 30, 2019	Jun. 30, 2018
Statement Line Items [Line Items]
Total current		R$ 4,038	R$ 11,215
Total noncurrent		9,114	18,226
Marketable securities		13,152	29,441
Banco do Nordeste (BNB) [Member]
Statement Line Items [Line Items]
Total noncurrent	[1],[2]	9,114	8,638
Bank Deposit Certificates [member]
Statement Line Items [Line Items]
Total current	[1]	3,983	1,129
Total noncurrent	[1]		9,588
Treasury Financial Bills [Member]
Statement Line Items [Line Items]
Total current	[3]	R$ 55	R$ 10,086

[1]	Indexed to rates from 98% to 102.5% of the CDI - Interbank Deposit Certificate.
[2]	The securities in BNB consist of CDBs provided as collateral for financing and must be held up to the end of the contract (see Note 15).
[3]	Treasury bonds indexed to the Selic rate.